Management of Financial Risk (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 83,404	$ 90,503	$ 183,074
Short term investments		72,824
Accounts receivable and other assets	47,707	32,769
Other non-current receivables	38,389	15,241
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	83,404	90,503
Short term investments		72,824
Derivative assets		2,646
Accounts receivable and other assets	47,707	32,769
Income tax receivable	2,553	136
Other non-current receivables	38,389	15,241
Total financial assets	$ 172,053	$ 214,119